Remuneration of Auditors	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Auditors Remuneration Text Block Abstract
Remuneration of auditors

15. Remuneration of auditors

	Consolidated	Consolidated
	2022	2021
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	85,000	-
Audit services – HLB Mann Judd	23,138	37,785
Audit services – Withum Smith & Brown (US auditor)	357,208	287,975
Other services – Withum Smith & Brown (US auditor)	-	-
	465,346	325,760

Withum Smith&Brown, PC were appointed auditors in the US in preparation for listing the Company’s securities in the US. During the year the work carried out involved the PCAOB compliant audits of the financial statements.

18. Remuneration of auditors

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Audit or review of the financial reports of the Company
Amounts received & receivable by the auditor:
Audit services – HLB Mann Judd	$37,785	$37,000
Audit services – Withum Smith & Brown (US auditor)	287,975	—
Total	$325,760	$37,000

Withum Smith & Brown, PC were appointed auditors in the United States of America (“USA”) in preparation for listing the Company’s securities in the USA. During the year ended 30 June 2021 , the work carried out involved the audit of PCAOB standards and IFRS standards as issued by IASB compliant financial statements.

The above remuneration of auditors has been recorded within compliance, legal, and regulatory expense in the consolidated statement of comprehensive loss.